ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2015
LOANS RECEIVABLE [Abstract]
Schedule of accounts receivable
	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Accounts receivable	71,088	149,470
Allowance for doubtful accounts	(21,397)	(28,671)

Accounts receivable, net	49,691	120,799

Schedule of accounts receivable, allowance for doubtful accounts
	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Movement in allowance for doubtful accounts:
Balance at beginning of period	15,018	21,397
Additional provision charged to expenses	15,985	14,749
Write-offs	(4,494)	(6,458)
Foreign currency translation adjustments	(145)	(1,017)

Balance at end of period	26,364	28,671